INCOME TAXES 6 (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Unrecognized Tax Benefits [Line Items]
Unrecognized Tax Benefits, Balance as of January 1	$ 117	$ 90	$ 82
Unrecognized Tax Benefits, Increases Resulting from Prior Period Tax Positions	10	37	26
Unrecognized Tax Benefits, Decreases Resulting from Prior Period Tax Positions	0	0	(24)
Unrecognized Tax Benefits, Increases Resulting from Current Period Tax Positions	8	5	7
Unrecognized Tax Benefits, Decreases Resulting from Settlements with Taxing Authorities	(48)	(15)	(1)
Unrecognized Tax Benefits, Balance as of December 31	87	117	90
Of the total, amounts related to tax positions that, if recognized, in future years, would decrease the effective tax rate	(83)	(114)	(86)
Of the total, amounts related to tax positions that, if recognized, in future years, would increase the effective tax rate	32	21	19
Unrecognized Tax Benefits, Interest on Income Taxes Expense	(2)	(4)	1
Unrecognized Tax Benefits, Income Tax Penalties Expense	0	(3)	0
Unrecognized Tax Benefits Interest On Income Taxes Accrued	1	0
Unrecognized Tax Benefits Income Tax Penalties Accrued	0	0
Unrecognized Deferred Tax Liability Related to basis difference and consisting of cumulative undistributed earnings	3,900
San Diego Gas and Electric Company [Member]
Unrecognized Tax Benefits [Line Items]
Unrecognized Tax Benefits, Balance as of January 1	14	17	12
Unrecognized Tax Benefits, Increases Resulting from Prior Period Tax Positions	5	2	7
Unrecognized Tax Benefits, Decreases Resulting from Prior Period Tax Positions	0	0	(4)
Unrecognized Tax Benefits, Increases Resulting from Current Period Tax Positions	2	0	2
Unrecognized Tax Benefits, Decreases Resulting from Settlements with Taxing Authorities	(1)	(5)	0
Unrecognized Tax Benefits, Balance as of December 31	20	14	17
Of the total, amounts related to tax positions that, if recognized, in future years, would decrease the effective tax rate	(16)	(11)	(14)
Of the total, amounts related to tax positions that, if recognized, in future years, would increase the effective tax rate	11	6	11
Unrecognized Tax Benefits, Interest on Income Taxes Expense	0	(1)	0
Unrecognized Tax Benefits Interest On Income Taxes Accrued	0	0
Southern California Gas Company [Member]
Unrecognized Tax Benefits [Line Items]
Unrecognized Tax Benefits, Balance as of January 1	19	13	5
Unrecognized Tax Benefits, Increases Resulting from Prior Period Tax Positions	2	2	4
Unrecognized Tax Benefits, Increases Resulting from Current Period Tax Positions	6	4	5
Unrecognized Tax Benefits, Decreases Resulting from Settlements with Taxing Authorities	0	0	(1)
Unrecognized Tax Benefits, Balance as of December 31	27	19	13
Of the total, amounts related to tax positions that, if recognized, in future years, would decrease the effective tax rate	(27)	(19)	(13)
Of the total, amounts related to tax positions that, if recognized, in future years, would increase the effective tax rate	21	15	8
Unrecognized Tax Benefits, Interest on Income Taxes Expense	0	0	$ (1)
Unrecognized Tax Benefits Interest On Income Taxes Accrued	$ 0	$ 0